Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional volume of natural gas derivatives that is expected to settle or mature each year
The following table reflects the volume activity of our natural gas derivatives as of December 31, 2020 that is expected to settle or mature each year:

Year	Natural Gas Swaps (MMBTUs)
(in millions)
2021	27.5
2022	23.7
2023	18.7
2024	17.5
2025	13.4
Total	100.8

Schedule of fair value of derivative instruments and effect on consolidated balance sheets
The table below reflects the fair value of derivative instruments and their effect on our consolidated balance sheets at December 31, 2020 and 2019.

	Consolidated Balance Sheet Location	Fair Value
		2020	2019
		(dollars in thousands)
Assets
Natural gas swaps	Other current assets	$222	$—
Liabilities
Natural gas swaps	Other current liabilities	$2,305	$12,898
Natural gas swaps	Other deferred credits	$8,165	$19,358

Schedule of the realized gains and (losses) on derivative instruments recognized in margin
The following table presents the realized gains and (losses) on derivative instruments recognized in margin for the years ended December 31, 2020, 2019 and 2018.

	Consolidated Statement of Revenues and Expenses Location	2020	2019	2018
		(dollars in thousands)
Natural Gas Swaps	Fuel	$830	$224	$6,088
Natural Gas Swaps	Fuel	(21,179)	(9,308)	(956)
Total		$(20,349)	$(9,084)	$5,132

Schedule of unrealized gains and (losses) on derivative instruments deferred on the balance sheet
The following table presents the unrealized (gains) and losses on derivative instruments deferred on the consolidated balance sheet at December 31, 2020 and 2019.

	Consolidated Balance Sheet Location
		2020	2019
		(dollars in thousands)
Natural Gas Swaps	Regulatory asset	$10,248	$32,256
Total		$10,248	$32,256